NOTE 5 - RELATED PARTY TRANSACTIONS: Schedule of Related Party transactions (Details) - USD ($)	May 31, 2019	Aug. 31, 2018
Related party receivable	$ 22,321	$ 0
Related party payable	2,919,712	1,084,691
Cannis. inc
Related party receivable	22,321	0
Ching Eu Boon
Related party payable	$ 2,919,712	$ 1,084,691